Financial risk management (Details 2) - Lease liabilities [Member]		Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Gearing ratio	[1]	29.21%	21.13%
Debt ratio	[2]	28.66%	16.94%

[1]	Calculated as total current and non-current borrowings divided by total current and non-current borrowings plus equity.
[2]	Calculated as total current and non-current borrowings divided by total properties at fair value (including trading properties, property, plant and equipment, investment properties and units to be received under barter agreements).